Class A Ordinary Shares Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2023
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheets

The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Gross Proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Class A ordinary shares issuance costs	(15,806,778)
Plus:
Accretion of carrying value to redemption value	26,156,778
Class A ordinary shares subject to possible redemption at December 31, 2021	287,500,000
Increase in Class A ordinary shares subject to possible redemption	3,925,100
Class A ordinary shares subject to possible redemption at December 31, 2022	291,425,100
Less:
Redemption of Class A ordinary shares subject to possible redemption	(273,410,361)
Decrease in Class A ordinary shares subject to possible redemption	(7,635,278)
Plus:
Waiver of Class A shares issuance costs	9,700,250
Class A ordinary shares subject to possible redemption at December 31, 2023	$20,079,711